Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-cancelable Operating Leases (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 303,126
2020	217,290
2021	148,625
2022	90,340
2023 and thereafter	95,006
Total future minimum payments	¥ 854,387